DIVIDENDS ON ORDINARY SHARES - Additional Information (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividends declared and paid	£ 26	£ 26	£ 1,311	£ 1,530
Special Dividend
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividends declared and paid		£ 0	£ 804	£ 750